QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Quarterly results of operations (unaudited)
The following is a summary of the quarterly results of operations.

	Quarter ended December 31,	Quarter ended September 29,		Quarter ended June 30,	Quarter ended March 31,
(amounts in thousands (except per share data))	2,012,000	2,012,000		2,012,000	2,012,000
Net sales	$268,643	$306,193		$307,289	$239,176
Gross profit	57,218	70,693		73,373	42,915
Net income (loss)	(15,007)	(3,673)	)(1)	5,267	(25,642)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(150,070)	$(36,730))		$52,670	$(256,420)
Weighted average common shares outstanding	100	100		100	100

	Quarter ended December 31,	Quarter ended October 1,	Quarter ended July 2,	Quarter ended April 2,
(amounts in thousands (except per share data))	2,011,000	2,011,000	2,011,000	2,011,000
Net sales	$242,370	$297,889	$294,491	$200,107
Gross profit	49,899	65,822	67,029	27,782
Net income (loss)	(15,220)	(458)	2,063	(70,892)	)(2)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(152,200)	$(4,580)	$20,630	$(708,920))
Weighted average common shares outstanding	100	100	100	100

(1)
The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

(2)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

Significant fourth quarter adjustments
During the fourth quarter of 2011, the Company increased their environmental reserve by $1.6 million in connection with the completion of a preliminary cost estimate for an underground storage tank that was filed with the EPA during November 2011. The expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.